Provisions for Contingencies and Charges - Analysis of Total Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Long-term	$ 36	$ 34
Current	7	9
Provisions	$ 43	$ 43	$ 39